Shareholders' contributions	12 Months Ended
Dec. 31, 2022
Statement of changes in equity [abstract]
Shareholders' contributions	Shareholders' contributions
The share capital of the Group is represented by common shares with a nominal value of US$1.5 per share and one vote each.

	Number of shares	Share capital and share premium
At January 1, 2020	122,382	1,085,312
Restricted shares granted and units vested (Note 23)	—	4,182
Purchase of own shares	—	(3,106)
At December 31, 2020	122,382	1,086,388
Restricted shares granted and units vested (Note 23)	—	3,594
Purchase of own shares	—	(55,349)
At December 31, 2021	122,382	1,034,633
Reduction of issued share capital of the company	(11,000)	(16,500)
Employee share options exercised (Note 22) (1)	—	2,432
Restricted shares granted (Note 23)	—	4,647
Purchase of own shares	—	(29,970)
Dividends paid to shareholders	—	(35,000)
At December 31, 2022	111,382	960,242

(1)Treasury shares were used to settle these options, units and grants.

Decision of the Extraordinary General Shareholders’ meeting

On April 20, 2022 the extraordinary general meeting of the shareholders of the Company resolved to reduce the issued share capital of the Company by an amount of $16,500,000 by the cancellation of 11,000,000 shares with a nominal value of $1.50 each held in treasury by the Company so that, as from April 20, 2022, the issued share capital amounts to $167,072,722.50, represented by 111,381,815 shares in issue (of which 52,254 are treasury shares) with a nominal value of $1.50 each.

Share Repurchase Program

On September 24, 2013, the Board of Directors of the Company has authorized a share repurchase program for up to 5% of its outstanding shares. The repurchase program has commenced on September 24, 2013 and is reviewed by the Board of Directors after each 12-month period. On August 9, 2022, the Board of Directors approved the extension of the program for an additional twelve-month period, ending September 23, 2023.

Repurchases of shares under the program are made from time to time in open market transactions in compliance with the trading conditions of Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, and applicable rules and regulations. The share repurchase program does not require Adecoagro to acquire any specific number or amount of shares and may be modified, suspended, reinstated or terminated at any time in the Company’s discretion and without prior notice.

As of December 31, 2022, the Company repurchased 21,948,707 shares under this program, of which 7,862,922 have been applied to some exercise of the Company’s stock option plan and restricted stock units and the grant of restricted shares. In 2022, 2021 and 2020 the Company repurchased shares for an amount of US$36.8 million; US$66.5 million and US$4.4 million respectively. The outstanding treasury shares as of December 31, 2022 totaled 3,190,597 common shares.

Dividend distribution

On April 20, 2022 the general meeting of the shareholders of the Company resolved the payment of an annual dividend of US$ 35 million to be paid to outstanding shares in two installments in May and November. The first payment, of US$ 17.5 million (0.1572 per share) was made on May 17, 2022 and the second also US$ 17.5 million (0.1602 per share) installment was made on November 17, 2022.

Annual Dividend Proposal

On March 7, 2023 the Company’s Board of Directors proposed, for the approval of the Annual General Shareholders' meeting, the payment of an annual dividend of $35 million to be paid to outstanding shares in two installments in May and November of 2023. This proposal was approved by the Shareholders’ meeting held on April 19, 2023. These Consolidated Financial Statements do not reflect this dividend payable.